Income Taxes (Income Tax Reconciliation) (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Expected tax using statutory tax rate of 34%		$ 2,287	$ 2,470	$ 2,489
Increase (decrease) in tax resulting from:
Tax-exempt income on state and municipal securities and political subdivision loans		(572)	(558)	(577)
Tax-exempt income on life insurance contracts		(135)	(134)	(145)
Deductible dividends paid to United Bancshares, Inc. ESOP		(57)	(49)	(39)
Uncertain tax position reserves			(22)	(25)
Merger and acquisition costs		117
Accounting method change relating to bad debt reserve recapture				(332)
Enactment of federal tax reform	$ 1,136	1,136
Other, net		103	37	34
Total provision for income taxes		$ 2,879	$ 1,744	$ 1,405
Statutory tax rate		34.00%